Commitments (Schedule of Future Minimum Lease Payments) (Details) ¥ in Thousands	Sep. 30, 2016 CNY (¥)
October to December, 2016	¥ 19,292
2017	67,409
2018	53,192
2019	48,868
2020	48,182
2021 and after	106,414
Total lease commitment	¥ 343,357